Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents	$ 4,754,522	$ 1,150,042
Restricted cash	338,712	338,712
Accounts receivable, net of credit loss allowance of $nil and $nil	492,897	85,279
Other receivable	2,131,402	576,215
Prepaid expenses	590,443	1,202,991
Other prepaid for events	7,500,023
Inventory	46,381	48,470
Income tax receivable	450,000	889,766
Total current assets	16,304,380	4,291,475
Non-current assets
Property and equipment, net	433,677	1,597,823
Long-term prepaids		7,500,023
Intangible assets	4,243,423	4,464,226
Right-of-use assets	2,141,754	2,785,008
Goodwill	2,652,772	2,652,772
Total assets	25,776,006	23,291,327
Current liabilities
Accounts payable and other liabilities	1,952,161	3,233,471
Loan payable		409,956
Income tax payable	4,074	4,294
Lease liabilities – current	752,429	641,254
Deferred revenue	6,042,639	5,332,194
Total current liabilities	8,891,303	9,761,169
Non-current liabilities
Loan payable	409,956
Lease liabilities – non current	1,582,108	2,181,769
Deferred income tax liabilities	472,942	470,468
Total liabilities	11,356,309	12,413,406
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0015873 par value, 970,000,000 ordinary shares and 10,000,000 preferred shares authorized, 23,396,667 and 13,113,173 ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively	37,137	20,814
Additional paid-in capital	26,207,879	20,142,071
Deficit	(17,387,799)	(14,958,678)
Accumulated other comprehensive loss	(49,545)	(35,803)
Total shareholders’ equity	8,807,672	5,168,404
Non-controlling interests	5,612,025	5,709,517
Total liabilities and shareholders’ equity	25,776,006	23,291,327
Related Party
Current liabilities
Due to related party	$ 140,000	$ 140,000